Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Recognition [Abstract]
Schedule of estimated revenue expected to be recognized in future periods related to performance obligations
	2021	2022	2023 and thereafter
Software license and related revenues and consulting services	$7,459	$2,189	$3,045

Schedule of trade receivables, contract assets (unbilled receivables) and contract liabilities (deferred revenues) from contracts with customers
	December 31,
	2020	2019

Trade receivables (net of allowance)	$111,059	$96,694
Deferred revenues	$8,793	$8,724